Business and Asset Acquisitions - Narrative (Details) shares in Thousands							2 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 23, 2019 USD ($) terminal location	Sep. 16, 2019 USD ($) terminal location installment_payment	Oct. 16, 2018 location	Aug. 01, 2018 location	Jul. 01, 2017 USD ($) location	Jun. 01, 2016 location	Dec. 31, 2018 USD ($) terminal location	Mar. 31, 2020 USD ($) terminal location	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2019 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) terminal location installment_payment	Dec. 31, 2018 USD ($) terminal location shares	Dec. 31, 2017 USD ($)	Oct. 31, 2018 location	Sep. 01, 2018 location	Dec. 30, 2014 location
Business Acquisition [Line Items]
Number of video gaming terminals | terminal							7,649	11,164		7,649	7,935	7,649	7,649		7,935	7,649
Number of video gaming locations | location							1,686	2,353		1,686	1,740	1,686	1,686		1,740	1,686
Consideration transferred																$ 63,745,000
Contingent purchase consideration																5,350,000
Revenues									$ 112,476,000						$ 466,466,000	409,142,000	$ 467,676,000
Net (loss) income									5,169,000						(2,598,000)	16,098,000	26,535,000
Reduction in amortization of customer acquisition costs and location contracts acquired								$ (5,565,000)	$ (4,303,000)						(4,303,000)	(14,681,000)	$ (9,792,000)
Note payable																3,368,000
Goodwill							$ 0	34,511,000		$ 0	$ 34,511,000	$ 0	$ 0		$ 34,511,000	0
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Number of video gaming terminals | terminal											10,499				10,499
Number of video gaming locations | location											2,312				2,312
Reduction in amortization of customer acquisition costs and location contracts acquired															$ (17,975,000)
Goodwill											$ 34,500,000				34,500,000
Grand River
Business Acquisition [Line Items]
Number of video gaming terminals | terminal		2,009
Number of video gaming locations | location		450
Consideration transferred		$ 113,700,000
Cash payment, before additional payment for working capital adjustment		100,000,000.0
Additional payment for working capital adjustment		6,600,000
Contingent purchase consideration		$ 7,100,000
Number of installment payments | installment_payment		2
Acquisition related costs															200,000
Revenues								12,300,000			16,600,000
Net (loss) income								900,000			1,200,000
Goodwill		$ 34,511,000						34,500,000
Grand River | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Consideration transferred		113,714,000
Contingent purchase consideration		7,136,000
Grand River | Installment payment within 30 days following the one-year anniversary
Business Acquisition [Line Items]
Maximum amount to be paid for contingent consideration		2,500,000						2,500,000
Reversal of maximum amout to be paid for contingent consideration								$ 2,500,000
Grand River | Installment payment within 30 days following the three-year anniversary
Business Acquisition [Line Items]
Maximum amount to be paid for contingent consideration		$ 7,000,000.0
Quad B
Business Acquisition [Line Items]
Number of video gaming locations | location																			61
Consideration transferred																610,000
Contingent purchase consideration																0
Revenues												100,000			300,000
Net (loss) income												100,000			100,000
Note payable																0
Skyhigh
Business Acquisition [Line Items]
Number of video gaming locations | location				23
Consideration transferred																14,210,000
Contingent purchase consideration																4,324,000
Revenues													3,900,000		9,300,000
Net (loss) income													1,100,000		2,200,000
Contingent consideration, placed in operation period				5 years
Contingent consideration, percentage of adjusted net terminal income				18.44%
Contingent consideration, final payment ratio				1.75%
Fair value of contingent consideration							4,500,000			4,500,000	4,700,000	4,500,000	4,500,000		4,700,000	4,500,000
Note payable																0
Skyhigh | Payments made monthly
Business Acquisition [Line Items]
Contingent consideration, payment period				2 years
Skyhigh | Frequency of payments after the first two years
Business Acquisition [Line Items]
Contingent consideration, payment period				3 months
Skyhigh | Payments made every three years
Business Acquisition [Line Items]
Contingent consideration, payment period				3 years
G3
Business Acquisition [Line Items]
Number of video gaming locations | location			87
Consideration transferred																40,545,000
Contingent purchase consideration																1,026,000
Revenues										4,300,000					21,800,000
Net (loss) income										800,000					3,300,000
Contingent consideration, placed in operation period			3 years
Fair value of contingent consideration							1,000,000.0			1,000,000.0	3,100,000	1,000,000.0	1,000,000.0		3,100,000	1,000,000.0
Note payable																0
Mike's Amusement
Business Acquisition [Line Items]
Number of video gaming locations | location			73
Consideration transferred																3,500,000
Contingent purchase consideration																0
Revenues										200,000					1,000,000.0
Net (loss) income										100,000					$ 400,000
Note payable																0
Family Amusement
Business Acquisition [Line Items]
Number of video gaming locations | location																		139
Consideration transferred																4,880,000
Contingent purchase consideration																0
Number of installment payments | installment_payment															3
Revenues							100,000								$ 400,000
Net (loss) income							100,000								200,000
Fair value of contingent consideration							3,400,000			3,400,000	3,100,000	3,400,000	3,400,000		3,100,000	3,400,000
Reduction in amortization of customer acquisition costs and location contracts acquired															(100,000)
Promissory note, due from 2019 to 2021															400,000
Promissory note, installment due in 2022															700,000
Promissory note, installment due in 2023															2,100,000
Note payable																3,368,000
Fair Share Gaming
Business Acquisition [Line Items]
Number of video gaming locations | location					125
Consideration transferred					$ 65,119,000
Contingent purchase consideration					$ 595,000
Revenues														$ 19,000,000.0	42,800,000	40,800,000
Net (loss) income														$ 3,300,000	7,800,000	7,000,000.0
Contingent consideration, placed in operation period					1 year
Contingent consideration, payment period					2 years
Fair value of contingent consideration							1,000,000.0			1,000,000.0	2,000,000.0	1,000,000.0	1,000,000.0		2,000,000.0	$ 1,000,000.0
Equity issued in business acquisition, value					$ 15,000,000
Issuance of common stock to seller					10,794,000
Shares received back which were previously issued (in shares) | shares																(3,956)
Contingent stock consideration					$ 3,675,000
Abraham
Business Acquisition [Line Items]
Number of video gaming locations | location						138
Contingent consideration, placed in operation period						2 years
Fair value of contingent consideration							200,000			200,000	100,000	200,000	200,000		100,000	$ 200,000
TAV Gaming
Business Acquisition [Line Items]
Number of video gaming locations | location																				32
Fair value of contingent consideration							$ 1,400,000			$ 1,400,000	$ 4,000,000.0	$ 1,400,000	$ 1,400,000		$ 4,000,000.0	$ 1,400,000
IGS
Business Acquisition [Line Items]
Number of video gaming terminals | terminal	139
Number of video gaming locations | location	29
Cash payment for asset acquisition	$ 2,400,000
Note payable	2,300,000
Video game terminals and equipment acquired	1,700,000
Location contracts acquired	$ 3,000,000.0
IGS | Notes Payable
Business Acquisition [Line Items]
Interest rate	5.00%